Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Basis of preparation

The accompanying consolidated financial statements include the accounts of Shire plc, all of its subsidiary undertakings and the Income Access Share trust, after elimination of inter-company accounts and transactions. They have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) and US Securities and Exchange Commission (“SEC”) regulations for annual reporting.

Use of estimates in consolidated financial statements

The preparation of consolidated financial statements, in conformity with US GAAP and SEC regulations, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are primarily made in relation to the valuation of intangible assets, sales deductions, income taxes (including provisions for uncertain tax positions and the realization of deferred tax assets), provisions for litigation and legal proceedings, contingent consideration receivable from product divestments, contingent consideration payable in respect of business combinations and asset purchases and assets held for sale. If actual results differ from the Company's estimates, or to the extent these estimates are adjusted in future periods, the Company's results of operations could either benefit from, or be adversely affected by, any such change in estimate.

Revenue recognition

The Company recognizes revenue when all of the following conditions are met:

•       there is persuasive evidence of an agreement or arrangement;

•       delivery of products has occurred or services have been rendered;

•       the seller's price to the buyer is fixed or determinable; and

•       collectability is reasonably assured.

Where applicable, all revenues are stated net of value added and similar taxes, and trade discounts. No revenue is recognized for consideration, the value or receipt of which is dependent on future events or future performance.

The Company's principal revenue streams and their respective accounting treatments are discussed below:

Product sales

Revenue for the sale of products is recognized when delivery has occurred and substantially all the risks and rewards of ownership have been transferred to the customer. Provisions for rebates, product returns and discounts to customers are provided for as reductions to revenue in the same period as the related sales are recorded. The provisions made at the time of revenue recognition are based on historical experience and updated for changes in facts and circumstances including the impact of new legislation and loss of a product's exclusivity. These provisions are recognized as a reduction to revenues.

Royalty income

Royalty income relating to licensed technology is recognized when the licensee sells the underlying product, with the amount of royalty income recorded based on sales information received from the relevant licensee. The Company estimates sales amounts and related royalty income based on the historical product information for any period that the sales information is not available from the relevant licensee.

Licensing revenues

Other revenue includes revenues derived from product out-licensing arrangements, which typically consist of an initial up-front payment to Shire by the licensee on inception of the license and subsequent milestone payments to Shire by the licensee, contingent on the achievement of certain clinical and sales milestones. Product out-licensing arrangements often require the Company to provide multiple deliverables to the licensee.

Initial license fees received in connection with product out-licensing agreements entered into prior to January 1, 2011 were deferred and are recognized over the period in which the Company has continuing substantive performance obligations, typically the period over which the Company participates in the development of the out-licensed product, even where such fees are non-refundable and not creditable against future royalty payments.

For product out-licensing arrangements entered into, or subject to material modification, after January 1, 2011, consideration received is allocated between each of the separable elements in the arrangement using the relative selling price method. An element is considered separable if it has value to the customer on a stand-alone basis. The selling price used for each separable element will be based on vendor specific objective evidence (“VSOE”) if available, third party evidence if VSOE is not available, or estimated selling price if neither VSOE nor third party evidence is available. Revenue is then recognized as each of the separable elements to which the revenue has been allocated is delivered.

Milestone payments which are non-refundable, non-creditable and contingent on achieving certain clinical milestones are recognized as revenues either on achievement of such milestones if the milestones are considered substantive or over the period the Company has continuing substantive performance obligations, if the milestones are not considered substantive. If milestone payments are creditable against future royalty payments, the milestones are deferred and released over the period in which the royalties are anticipated to be paid.

Sales deductions

(i)       Rebates

Rebates primarily consist of statutory rebates to state Medicaid agencies and contractual rebates with health-maintenance organizations. These rebates are based on price differentials between a base price and the selling price. As a result, rebates generally increase as a percentage of the selling price over the life of the product (as prices increase). Provisions for rebates are recorded as reductions to revenue in the same period as the related sales are recorded, with the amount of the rebate based on the Company's best estimate if any uncertainty exists over the unit rebate amount, and with estimates of future utilization derived from historical trends.

(ii)       Returns

The Company estimates the proportion of recorded revenue that will result in a return, based on historical trends and when applicable, specific factors affecting certain products at the balance sheet date. The accrual is recorded as a reduction to revenue in the same period as the related sales are recorded.

(iii)       Coupons

The Company uses coupons as a form of sales incentive. An accrual is established based on the Company's expectation of the level of coupon redemption, estimated using historical trends. The accrual is recorded as a reduction to revenue in the same period as the related sales are recorded or the date the coupon is offered, if later than the date the related sales are recorded.

(iv)       Discounts

The Company offers cash discounts to customers for the early payment of receivables which are recorded as reductions to revenue and accounts receivable in the same period as the related sale is recorded.

(v)       Wholesaler chargebacks

The Company has contractual agreements whereby it supplies certain products to third parties at predetermined prices. Wholesalers acting as intermediaries in these transactions are reimbursed by the Company if the predetermined prices are less than the prices paid by the wholesaler to the Company. Accruals for wholesaler chargebacks, which are based on historical trends, are recorded as reductions to revenue in the same period as the related sales are recorded.

Collaborative arrangements

The Company enters into collaborative arrangements to develop and commercialize drug candidates. These collaborative arrangements often require up-front, milestone, royalty or profit share payments, or a combination of these, with payments often contingent upon the success of the related development and commercialization efforts. Collaboration agreements entered into by the Company may also include expense reimbursements or other such payments to the collaborating partner.

The Company reports costs incurred and revenue generated from transactions with third parties as well as payments between parties to collaborative arrangements either on a gross or net basis, depending on the characteristics of the collaborative relationship.

Cost of product sales

Cost of product sales includes the cost of purchasing finished product for sale, the cost of raw materials and manufacturing for those products that are manufactured by the Company, shipping and handling costs, depreciation and amortization of intangible assets in respect of favorable manufacturing contracts. Royalties payable to third party intellectual property owners on sale of the Company's products are also included in Cost of product sales.

Leased assets

The costs of operating leases are charged to operations on a straight-line basis over the lease term, even if rental payments are not made on such a basis.

Assets acquired under capital leases are included in the consolidated balance sheet as property, plant and equipment and are depreciated over the shorter of the period of the lease or their useful lives. The capital element of future lease payments is recorded as a liability, while the interest element is charged to operations over the period of the lease to produce a level yield on the balance of the capital lease obligation.

Advertising expense

The Company expenses the cost of advertising as incurred. Advertising costs amounted to $56.1 million, $56.4 million and $60.9 million for the years to December 31, 2015, 2014 and 2013 respectively and were included within Selling, general and administrative (“SG&A”) expenses.

Research and development ("R&D") expense

R&D costs are expensed as incurred. Up-front and milestone payments made to third parties for in-licensed products that have not yet received marketing approval and for which no alternative future use has been identified are also expensed as incurred.

Milestone payments made to third parties on and subsequent to regulatory approval are capitalized as intangible assets, and amortized over the remaining useful life of the related product.

Valuation and impairment of long-lived assets other than goodwill, indefinite lived intangible assets and investments

The Company evaluates the carrying value of long-lived assets other than goodwill, indefinite lived intangible assets and investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of the relevant assets may not be recoverable. When such a determination is made, management's estimate of undiscounted cash flows to be generated by the use and ultimate disposition of these assets is compared to the carrying value of the assets to determine whether the carrying value is recoverable. If the carrying value is deemed not to be recoverable, the amount of the impairment recognized in the consolidated financial statements is determined by estimating the fair value of the relevant assets and recording an impairment loss for the amount by which the carrying value exceeds the estimated fair value. This fair value is usually determined based on estimated discounted cash flows.

Finance cost of debt

Finance costs relating to debt issued are recorded as a deferred charge and amortized to the consolidated statements of income over the period to the earliest redemption date of the debt, using the effective interest rate method. On extinguishment of the related debt, any unamortized deferred financing costs are written off and charged to interest expense in the consolidated statements of income.

Foreign currency

Monetary assets and liabilities in foreign currencies are translated into the functional currency of the relevant subsidiary in which they arise at the rate of exchange ruling at the balance sheet date. Transactions in foreign currencies are translated into the relevant functional currency at the rate of exchange ruling at the date of the transaction. Transaction gains and losses, other than those related to current and deferred tax assets and liabilities, are recognized in arriving at income from operations before income taxes and equity in earnings of equity method investees. Transaction gains and losses arising on foreign currency denominated current and deferred tax assets and liabilities are included within income taxes in the consolidated statements of income.

The results of operations for subsidiaries, whose functional currency is not the US dollar, are translated into the US dollar at the average rates of exchange during the period, with the subsidiaries' balance sheets translated at the rates ruling at the balance sheet date. The cumulative effect of exchange rate movements is included in a separate component of Other comprehensive loss.

Foreign currency exchange transaction losses included in consolidated statements of income in the years to December 31, 2015, 2014 and 2013 amounted to $26.5 million, $15.6 million and $8.7 million, respectively.

Income taxes

Uncertain tax positions are recognized in the consolidated financial statements for positions which are considered more likely than not of being sustained, based on the technical merits of the position on audit by the tax authorities. The measurement of the tax benefit recognized in the consolidated financial statements is based upon the largest amount of tax benefit that, in management's judgment, is greater than 50% likely of being realized based on a cumulative probability assessment of the possible outcomes.

The Company recognizes interest and penalties relating to unrecognized tax benefits within income taxes.

The Company recognizes interest and penalties relating to income taxes within income taxes. Interest income on cash required to be deposited with the tax authorities is recognized within interest income.

Deferred tax assets and liabilities are recognized for differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the tax bases of assets and liabilities that will result in future taxable or deductible amounts. The deferred tax assets and liabilities are measured using the enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Earnings per share

Basic earnings per share is based upon net income attributable to the Company divided by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is based upon net income attributable to the Company adjusted for the impact of interest expense on convertible debt on an “if-converted” basis (when the effect is dilutive and prior to the actual conversion or redemption of such debt) divided by the weighted average number of ordinary share equivalents outstanding during the period, adjusted for the dilutive effect of all potential ordinary shares equivalents that were outstanding during the year. Such potentially dilutive shares are excluded when the effect would be to increase diluted earnings per share or reduce the diluted loss per share.

Share-based compensation

Share-based compensation represents the cost of share-based awards granted to employees. The Company measures share-based compensation cost for awards classified as equity at the grant date, based on the estimated fair value of the award. Predominantly all of the Company's awards have service and/or performance conditions and the fair values of these awards are estimated using a Black-Scholes valuation model.

For share-based compensation awards which cliff vest, the Company recognizes the cost of the relevant share-based payment award as an expense on a straight-line basis (net of estimated forfeitures) over the employee's requisite service period. For those share-based compensation awards with a graded vesting schedule, the Company recognizes the cost of the relevant share-based payment award as an expense on a straight-line basis (net of estimated forfeitures) over the requisite service period for the entire award (that is, over the requisite service period for the last separately vesting portion of the award). The share-based compensation expense is recorded in Cost of product sales, R&D, SG&A and Reorganization costs in the consolidated statements of income based on the employees' respective functions.

The Company records deferred tax assets for awards that result in deductions on the Company's income tax returns, based on the amount of compensation cost recognized and the Company's statutory tax rate in the jurisdiction in which it will receive a deduction. Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported on the Company's income tax return are recorded in additional paid-in capital (if the tax deduction exceeds the deferred tax asset) or in the consolidated statements of income (if the deferred tax asset exceeds the tax deduction and no additional paid-in capital exists from previous awards).

The Company's share-based compensation plans are described more fully in Note 28.

Cash and cash equivalents	Cash and cash equivalents are defined as short-term highly liquid investments with original maturities of ninety days or less.
Financial instruments - derivatives

The Company uses derivative financial instruments to manage its exposure to foreign exchange risk principally associated with inter-company financing. These instruments consist of swap and forward foreign exchange contracts. The Company does not apply hedge accounting for these instruments. The fair values of these instruments are included on the balance sheet in current assets / liabilities, with changes in the fair value recognized in the consolidated statements of income. The cash flows relating to these instruments are presented within net cash provided by operating activities in the consolidated statement of cash flows, unless the derivative instruments are economically hedging specific investing or financing activities.

Inventories

Inventories are stated at the lower of cost or market. Cost incurred in bringing each product to its present location and condition is based on purchase costs calculated on a first-in, first-out basis, including transportation costs.

Inventories include costs relating to both marketed products and, for certain products, cost incurred prior to regulatory approval. Inventories are capitalized prior to regulatory approval if the Company considers that it is highly probable that the US Food and Drug Administration (“FDA”) or another regulatory body will grant commercial and manufacturing approval for the relevant product, and it is highly probable that the value of capitalized inventories will be recovered through commercial sale.

Inventories are written down for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventory and estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those anticipated, inventory adjustments may be required.

Assets held-for-Sale

An asset or asset disposal group is classified as held-for-sale when, amongst other things, the Company has committed to a plan of disposition, the asset or asset disposal group is available for immediate sale, and the plan is not expected to change significantly. Assets held-for-sale are carried at the lower of their carrying amount or fair value less cost to sell.

The Company does not record depreciation or amortization on assets classified as held-for-sale.

Investments

The Company has certain investments in pharmaceutical and biotechnology companies.

Investments are accounted for using the equity method of accounting if the investment gives the Company the ability to exercise significant influence, but not control over, the investee. Significant influence is generally deemed to exist if the Company has an ownership interest in the voting stock of the investee between 20% and 50%, although other factors such as representation on the investee's Board of Directors and the nature of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting, the Company records its investments in equity-method investees in the consolidated balance sheet under Investments and its share of the investees' earnings or losses together with other-than-temporary impairments in value under equity in (losses)/ earnings of equity method investees, net of taxes in the consolidated statements of income.

All other equity investments, which consist of investments for which the Company does not have the ability to exercise significant influence, are accounted for under the cost method or at fair value. Investments in private companies are carried at cost, less provisions for other-than-temporary impairment in value. For public companies that have readily determinable fair values, the Company classifies its equity investments as available-for-sale and, accordingly, records these investments at their fair values with unrealized holding gains and losses included in the consolidated statement of comprehensive income, net of any related tax effect. Realized gains and losses, and declines in value of available-for-sale securities judged to be other-than-temporary, are included in other income, net in the consolidated statements of income. The cost of securities sold is based on the specific identification method. Interest on securities classified as available-for-sale is included as interest income in the consolidated statements of income.

Property, plant and equipment

Property, plant and equipment is shown at cost reduced for impairment losses, net of accumulated depreciation. The cost of significant assets includes capitalized interest incurred during the construction period. Depreciation is recorded on a straight-line basis at rates calculated to write off the cost less estimated residual value of each asset over its estimated useful life as follows:

Buildings                                                 15 to 50 years

Office furniture, fittings and equipment                            3 to 10 years

Warehouse, laboratory and manufacturing equipment              3 to 15 years

The cost of land is not depreciated. Assets under the course of construction are not depreciated until the relevant assets are available and ready for their intended use.

Expenditures for maintenance and repairs are charged to the consolidated statements of income as incurred. The costs of major renewals and improvements are capitalized. At the time property, plant and equipment is retired or otherwise disposed of, the cost and accumulated depreciation are eliminated from the asset and accumulated depreciation accounts. The profit or loss on such disposition is reflected in operating income.

Goodwill and other intangible assets

(i)       Goodwill

In business combinations completed subsequent to January 1, 2009, goodwill represents the excess of the fair value of the consideration given and the fair value of any non-controlling interest in the acquiree over the fair value of the identifiable assets and liabilities acquired. For business combinations completed prior to January 1, 2009 goodwill represents the excess of the fair value of the consideration given over the fair value of the identifiable assets and liabilities acquired.

Goodwill is not amortized, but instead is reviewed for impairment, at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For the purpose of assessing the carrying value of goodwill for impairment, goodwill is allocated at the Company's reporting unit level. Events or changes in circumstances which could trigger an impairment review include but are not limited to: significant underperformance of a reporting unit relative to expected historical or projected future operating results; significant changes in the manner of the Company's use of acquired assets or the strategy for the overall business; and significant negative industry trends.

The Company reviews goodwill for impairment by firstly assessing qualitative factors, including comparing the market capitalization of the Company to the carrying value of its assets, to determine whether events or circumstances exist which indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The Company assesses the totality of events or circumstances and determines if it is more likely than not that the fair value of a reporting unit exceeds its carrying value. If, after assessing these qualitative factors, it is deemed more likely than not that the fair value of a reporting unit is less than its carrying value, a “two step” quantitative assessment is performed by comparing the carrying value of the reporting unit's net assets (including allocated goodwill) to the fair value of the reporting unit. If the reporting unit's carrying amount is greater than its fair value, a second step is performed whereby the portion of the reporting unit's fair value relating to goodwill is compared to the carrying value of the reporting unit's goodwill. The Company recognizes a goodwill impairment charge for the amount by which the carrying value of goodwill exceeds its estimated fair value. In the year to December 31, 2013 the Company has recorded an impairment charge of $198.9 million related to the goodwill allocated to the Company's former Regenerative Medicine (“RM”) reporting unit. See Note 11 for further details.

(ii)       Other intangible assets

Other intangible assets principally comprise intellectual property rights for products with a defined revenue stream, acquired product technology and IPR&D. Intellectual property rights for currently marketed products and acquired product technology are recorded at fair value and amortized over the estimated useful life of the related product, which ranges from 4 to 24 years (weighted average 20 years). IPR&D acquired through a business combination is capitalized as an indefinite lived intangible asset until the completion or abandonment of the associated R&D efforts. IPR&D is reviewed for impairment using a “one-step” approach which compares the fair value of the IPR&D asset with its carrying amount. An impairment loss is recognized to the extent that the carrying value exceeds the fair value of the IPR&D asset. Once the R&D efforts are completed the useful life of the relevant assets will be determined, and the IPR&D asset amortized over this useful economic life.

The following factors, where applicable, are considered in estimating the useful lives of Other intangible assets:

  expected use of the asset;
  regulatory, legal or contractual provisions, including the regulatory approval and review process, patent issues and actions by government agencies;
  the effects of obsolescence, changes in demand, competing products and other economic factors, including the stability of the market, known technological advances, development of competing drugs that are more effective clinically or economically;
  actions of competitors, suppliers, regulatory agencies or others that may eliminate current competitive advantages; and
  historical experience of renewing or extending similar arrangements.

When a number of factors apply to an intangible asset, these factors are considered in combination when determining the appropriate useful life for the relevant asset.

Non-monetary transactions

The Company enters into certain non-monetary transactions that involve either the granting of a license over the Company's patents or the disposal of an asset or group of assets in exchange for a non–monetary asset, usually equity. The Company accounts for these transactions at fair value if the Company is able to determine the fair value within reasonable limits. To the extent the Company concludes that it is unable to determine the fair value of a transaction that transaction is accounted for at the recorded amounts of the assets exchanged. Management is required to exercise its judgment in determining whether or not the fair value of the asset received or given up can be determined.

New accounting pronouncements

Adopted during the period

Balance Sheet Classification of Deferred Taxes

In November 2015 the Financial Accounting Standards Board (“FASB”) issued guidance to simplify the balance sheet presentation of deferred income taxes. The amendments in this update require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position compared to the current practice of classifying deferred income tax liabilities and assets into both current and noncurrent amounts. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in this update. The guidance is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The amendments in this update may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. If an entity applies the guidance prospectively, the entity should disclose in the first interim and first annual period of change, the nature of and reason for the change in accounting principle and a statement that prior periods were not retrospectively adjusted.

Shire adopted this guidance prospectively in the current period presented and the prior year balance sheet classification of deferred taxes has not been adjusted. The adoption of this guidance primarily resulted in a reclassification of net current deferred tax assets to net non-current deferred tax liabilities in the Consolidated Balance Sheet as at December 31, 2015.   See Note 26 for details.

Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity

In April 2014 the FASB issued guidance on the reporting of discontinued operations and disclosures of disposals of components of an entity. The amendments in this update revise the definition of discontinued operations by limiting discontinued operations reporting to disposals of components of an entity that represent strategic shifts that have (or will have) a major effect on an entity's operations and financial results. The guidance requires expanded disclosures for discontinued operations which provide users of financial statements with more information about the assets, liabilities, revenues, and expenses of discontinued operations. The guidance also requires an entity to disclose the pre-tax profit or loss of an individually significant component of an entity that does not qualify for discontinued operations reporting.

Shire adopted this guidance in the period, which will be effective for discontinued operations occurring after January 1, 2015. The adoption of this guidance did not impact the Company's consolidated financial position, results of operations or cash flows.

To be adopted in future periods

Revenue from Contracts with Customers

In May 2014 the FASB and the International Accounting Standards Board (together the “Accounting Standards Boards”) issued a new accounting standard that is intended to clarify and converge the financial reporting requirements for revenue from contracts with customers. The core principle of the standard is that an “entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services”. To achieve that core principle the Accounting Standards Boards developed a five-step model (as presented below) and related application guidance, which will replace most existing revenue recognition guidance in US GAAP.

Five-step model:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Accounting Standards Boards also issued new qualitative and quantitative disclosure requirements as part of the new accounting standard which aims to enable financial statement users to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

In August 2015 the FASB decided to defer the effective date of the guidance by one year. Based on this deferral, public entities would need to apply the new guidance for annual reporting periods beginning after December 15, 2017, and interim periods therein. The Company is currently evaluating the impact of adopting this guidance.

Amendments to the Consolidation Analysis

In February 2015 the FASB issued guidance to respond to stakeholders' concerns about the current accounting for consolidation of certain legal entities. Financial statement users asserted that in certain situations in which consolidation is ultimately required, deconsolidated financial statements are necessary to better analyze the reporting entity's economic and operational results. Previously, the FASB issued an indefinite deferral for certain entities to partially address those concerns. However, the amendments in this guidance rescind that deferral and address those concerns by making changes to the consolidation guidance.

Under the amendments, all reporting entities are within the scope of Subtopic 810-10, Consolidation, including limited partnerships and similar legal entities, unless a scope exception applies. The presumption that a general partner controls a limited partnership has been eliminated. In addition, fees paid to decision makers that meet certain conditions no longer cause decision makers to consolidate a VIE in certain instances. The amendments place more emphasis in the consolidation evaluation on variable interests other than fee arrangements such as principal investment risk (for example, debt or equity interests), guarantees of the value of the assets or liabilities of the VIE, written put options on the assets of the VIE, or similar obligations, including some liquidity commitments or agreements (explicit or implicit). Additionally, the amendments reduce the extent to which related party arrangements cause an entity to be considered a primary beneficiary.

The amendments are effective for public business entities for fiscal years, and for interim periods therein, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The Company does not expect the adoption of this guidance to have a material effect on its consolidated financial position, results of operations and cash flows.

Simplifying the Presentation of Debt Issuance Costs

In April 2015 the FASB issued guidance to simplify the presentation of debt issuance costs. The guidance requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this update.

In August 2015 the FASB issued further guidance to incorporate the SEC staff's observation that, given the absence of authoritative guidance, the SEC staff would not object to an entity deferring and presenting debt issuance costs arising from line-of-credit arrangements as an asset and subsequently amortizing these costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement.

The amendments in these updates are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods therein. Early adoption is permitted for financial statements that have not been previously issued. An entity should apply the new guidance on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. Upon transition, an entity is required to comply with the applicable disclosures for a change in an accounting principle. The Company does not expect the adoption of this guidance to have a material effect on its consolidated financial position, results of operations and cash flows.

Customer's Accounting for Fees Paid in a Cloud Computing Arrangement

In April 2015 the FASB issued guidance to simplify the customer's accounting for fees paid in a cloud computing arrangement. The amendments provide guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The amendments will be effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted for all entities. An entity can elect to adopt the guidance either a) prospectively to all arrangements entered into or materially modified after the effective date or b) retrospectively. The Company does not expect the adoption of this guidance to have a material effect on its consolidated financial position, results of operations and cash flows.

Simplifying the Measurement of Inventory

In July 2015 the FASB issued guidance to simplify the measurement of inventory which currently requires an entity to measure its inventory at the lower of cost or market, whereby market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The amendment provides guidance that an entity should measure inventory within the scope of this update at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using last in first out or the retail inventory method. This amendment will be effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2016. Early adoption is permitted for all entities. The Company is currently evaluating the impact of adopting this guidance.

Simplifying the Accounting for Measurement-Period Adjustments

In September 2015 the FASB issued guidance to simplify the accounting for measurement-period adjustment. The amendments in this update require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The guidance further requires that the acquirer record, in the same period's financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date and present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The guidance will be effective for fiscal year beginning after December 15, 2015, including interim periods within those fiscal years. The guidance should be applied prospectively to adjustments to provisional amounts that occur after the effective date of this update with earlier application permitted for financial statements that have not been issued. The Company does not expect the adoption of this guidance to have a material effect on its consolidated financial position, results of operations and cash flows

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016 the FASB issued guidance to address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The amendments in this update revises the entity's accounting related to the classification and measurement of investment in equity securities and the presentation of certain fair value changes for financial liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments. The guidance will be effective for fiscal year beginning after December 15, 2017, including interim periods within those fiscal years. Upon adoption, entities will be required to make a cumulative effect adjustment to the statement of financial position as of the beginning of the first reporting period in which the guidance is effective. The guidance on equity securities without readily determinable fair value will be applied prospectively to all equity instruments that exist as of the date of the adoption of this standard. The Company does not expect the adoption of this guidance to have a material effect on its consolidated financial position, results of operations and cash flows.

Statutory accounts

The consolidated financial statements as at December 31, 2015 and 2014, and for each of the three years in the period to December 31, 2015 do not comprise statutory accounts within the meaning of Section 434 of the UK Companies Act 2006 or Article 104 of the Companies (Jersey) Law 1991.

Statutory accounts of Shire, consisting of the solus accounts of Shire plc for the year to December 31, 2014 prepared under UK GAAP and in compliance with Jersey law have been delivered to the Registrar of Companies for Jersey. The consolidated accounts of the Company for the year to December 31, 2014 prepared in accordance with US GAAP, in fulfillment of the Company's United Kingdom Listing Authority (“UKLA”) annual reporting requirements were filed with the UKLA. The auditor's reports on these accounts were unqualified.

Statutory accounts of Shire, consisting of the solus accounts of Shire plc for the year to December 31, 2015 prepared under UK GAAP and in compliance with Jersey law will be delivered to the Registrar of Companies in Jersey in 2016. The Company further expects to file the consolidated accounts of the Company for the year to December 31, 2015, prepared in accordance with US GAAP, in fulfillment of the Company's UKLA annual reporting requirements with the UKLA in 2016.

The Trust
Foreign currency

Income and expense items denominated in currencies other than the functional currency are translated into the functional currency at the rate ruling on their transaction date. Monetary assets and liabilities recorded in currencies other than the functional currency have been expressed in the functional currency at the rates of exchange ruling at the respective balance sheet dates. Differences on translation are included in the consolidated statements of income.

Basis of preparation

The financial statements of the Trust have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The financial statements have been prepared under the historical cost convention.

The preparation of financial statements in conformity with US GAAP requires the use of certain accounting estimates. It also requires management to exercise its judgment in the process of applying the Trust's accounting policies. Actual results may differ from these estimates.

The results of operations, and the financial position and cash flows of the Trust are also consolidated in the Company's financial statements, as contained on pages F-1 to F-66.

Functional currency	The functional currency of the Trust is US dollars.
Dividend income

Interim dividends declared on the Income Access Share are recognized on a paid basis unless the dividend has been confirmed by a general meeting of Shire, in which case income is recognized on the record date of the dividend by Shire on its ordinary shares.